7. INVENTORY	12 Months Ended
Dec. 31, 2018
Inventory Abstract
Note 7 - INVENTORY

	December 31, 2018	December 31, 2017	January 1, 2017

Process material stockpiles	$4,486	$3,566	$2,605
Concentrate inventory	3,095	3,437	1,896
Materials and supplies	1,650	2,099	1,303
	$9,231	$9,102	$5,804

The amount of inventory recognized as an expense for the year ended December 31, 2018 totalled $27,850 (2017 – $22,106, 2016 – $22,961), and includes production costs and depreciation and depletion directly attributable to the inventory production process.